Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of other accounts payable
	December 31,
	2022	2021

Employees and payroll accruals	$492	$603
Accrued expenses	283	302

	$775	$905